Fair value measurements - Significant unobservable inputs (Details) $ in Millions	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Significant Unobservable Inputs
Equity securities	$ 430.4	$ 299.2	$ 123.0
Derivative assets	3.4	4.5	12.7
Derivative liabilities	(8.2)	(10.6)
Contingent consideration	(41.9)	(42.8)
Level 3
Significant Unobservable Inputs
Derivative assets	3.4	4.5	12.7
Derivative liabilities	(8.2)	(10.6)
Contingent consideration	(41.9)	(42.8)
Level 3 | Share price of recent transaction | Private equity securities
Significant Unobservable Inputs
Equity securities	32.5	25.0
Level 3 | Share price of recent transaction | Preferred stocks
Significant Unobservable Inputs
Equity securities	$ 4.6	$ 2.0
Level 3 | Share price of recent transaction | Share price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	40.63	31.25
Level 3 | Share price of recent transaction | Average share price | Preferred stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	1.88	11.79
Level 3 | Multiple of GAAP book value | Private equity securities
Significant Unobservable Inputs
Equity securities	$ 16.6	$ 17.2	$ 16.1
Level 3 | Multiple of GAAP book value | Book value multiple | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	1.0	1.0	1.0
Level 3 | Purchase price of recent transaction | Private equity securities
Significant Unobservable Inputs
Equity securities	$ 0.9
Level 3 | Purchase price of recent transaction | Private equity securities 1
Significant Unobservable Inputs
Equity securities	0.3
Level 3 | Purchase price of recent transaction | Private debt instrument
Significant Unobservable Inputs
Private debt instrument	9.0	$ 9.0	$ 9.0
Level 3 | Purchase price of recent transaction | Private debt instrument 1
Significant Unobservable Inputs
Private debt instrument	6.0	9.0
Level 3 | Purchase price of recent transaction | Private debt instrument 2
Significant Unobservable Inputs
Private debt instrument	1.3		3.3
Level 3 | Purchase price of recent transaction | Private debt instrument 3
Significant Unobservable Inputs
Private debt instrument		1.5
Level 3 | Purchase price of recent transaction | Private debt instrument 4
Significant Unobservable Inputs
Private debt instrument		1.5
Level 3 | Purchase price of recent transaction | Preferred stocks
Significant Unobservable Inputs
Equity securities	$ 3.9	$ 6.0	$ 6.0
Level 3 | Purchase price of recent transaction | Purchase price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	0.90
Level 3 | Purchase price of recent transaction | Purchase price | Private equity securities 1
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	0.3
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument
Significant Unobservable Inputs
Debt instrument, Input | $ / shares	9.0	9.0	9.0
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 1
Significant Unobservable Inputs
Debt instrument, Input | $ / shares	6.0	9.0
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 2
Significant Unobservable Inputs
Debt instrument, Input | $ / shares	1.3
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 3
Significant Unobservable Inputs
Debt instrument, Input | $ / shares		1.5
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument 4
Significant Unobservable Inputs
Debt instrument, Input | $ / shares		1.5
Level 3 | Purchase price of recent transaction | Average share price | Preferred stocks
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	0.6	0.6	0.6
Level 3 | Purchase price of recent transaction | Purchase price less pay down | Private debt instrument 2
Significant Unobservable Inputs
Debt instrument, Input | $ / shares			3.30
Level 3 | Internal valuation model | Private debt instrument 2
Significant Unobservable Inputs
Private debt instrument		$ 2.5
Level 3 | Internal valuation model | Purchase price less pay down | Private debt instrument 2
Significant Unobservable Inputs
Debt instrument, Input | $ / shares		2.5
Level 3 | Third party appraisal | Weather derivatives
Significant Unobservable Inputs
Derivative assets	$ 3.0	$ 4.2
Level 3 | Third party appraisal | Interest rate cap
Significant Unobservable Inputs
Derivative assets	0.4	0.3
Level 3 | Third party appraisal | Foreign currency swaps
Significant Unobservable Inputs
Derivative liabilities	$ (8.2)	$ (10.6)
Level 3 | Third party appraisal | Broker quote | Weather derivatives
Significant Unobservable Inputs
Derivative assets, Input | $ / shares	3.0	4.2
Level 3 | Third party appraisal | Broker quote | Interest rate cap
Significant Unobservable Inputs
Derivative assets, Input | $ / shares	0.4	0.3
Level 3 | Third party appraisal | Broker quote | Foreign currency swaps
Significant Unobservable Inputs
Derivative liabilities, Input | $ / shares	(8.2)	(10.60)
Level 3 | Projected cash flows | Effective yield | Private debt instrument 4
Significant Unobservable Inputs
Private debt instrument	$ 0.9
Debt instrument, Input | $ / shares	0.9
Level 3 | External valuation model
Significant Unobservable Inputs
Contingent consideration	$ (41.9)	$ (42.8)
Level 3 | External valuation model | Discounted future payments
Significant Unobservable Inputs
Contingent consideration, Input | $ / shares	(41.90)	(42.80)